Hod Maden Interest	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Hod Maden Interest
7 – Hod Maden Interest
The Company has a 30% net profits interest in Artmin Madencilik Sanayi ve Ticaret A.S, incorporated in Turkey which owns and operates the Hod Maden project. This interest is accounted for using the equity method and its financial results are adjusted, where appropriate, to give effect to uniform accounting policies.
The following table summarizes the changes in the carrying amount of the Company’s Hod Maden interest:

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018

Beginning of Year	$127,224	$177,452

Company’s share of net loss of associate	(414)	(178)

Capital investment	3,000	1,979

Currency translation adjustments	(13,225)	(52,029)

End of Year	$116,585	$127,224

Summarized financial information for the Company’s investment in associate, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018
Revenue	$-	$-
Administration expenses	(1,183)	(1,140)
Other (expense) income	(197)	546
Total net loss	(1,380)	(594)

Company’s share of net loss of associate	$(414)	$(178)

In $000s	As at December 31, 2019	As at December 31, 2018
Current Assets	$1,747	$668
Non-current Assets	387,620	423,758

Total Assets	$389,367	$424,426
Current Liabilities	751	347
Non-current Liabilities	-	-

Total Liabilities	$751	$347
Net Assets	388,616	424,079

Company’s share of net assets of associate	$116,585	$127,224